Stock-Based Compensation Plans	12 Months Ended
Sep. 30, 2014
Stock-Based Compensation [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
NOTE 17 — STOCK-BASED COMPENSATION
On February 3, 2012, the Company established the 2012 Long-Term Incentive Plan (the “Plan”) which permits the issuance of various stock-based compensation awards up to 6.5 million shares. The Plan allows the issuance of stock options, stock appreciation rights, performance shares, restricted stock, restricted stock units or other awards. Awards issued under the Plan have a maximum term of ten years, provided, however, that the Compensation Committee of the Board of Directors may, in its discretion, grant awards with a longer term to participants who are located outside the United States.
Total compensation cost for stock-based compensation awards recognized in the fiscal years ended 2014, 2013 and 2012 was $16.6, $12.0 and $5.0, respectively, and the related recognized deferred tax benefit for each of those periods was approximately $5.4, $3.9 and $1.9, respectively. As of September 30, 2014, the total compensation cost related to nonvested awards not yet recognized was $22.4, which is expected to be recognized over a weighted average period of 2.6 years.
Stock Appreciation Rights
Information about stock-settled stock appreciation rights (“SSARs”) is summarized in the following table. Upon exercise of each right, the holder of SSARs will receive the number of shares of Post common stock equal in value to the difference between the exercise price and the fair market value at the date of exercise, less all applicable taxes. The Company uses shares from the Plan to settle SSARs exercised. The total intrinsic value of SSARs exercised was $2.4, $1.2 and $0.1 in the fiscal years ended September 30, 2014, 2013 and 2012, respectively.
In February 2014, 2013 and 2012, the Company granted 30,000, 35,000 and 70,000 SSARs, respectively, to its non-management members of the Board of Directors. Due to vesting provisions of these awards the Company determined that these awards had subjective acceleration rights such that the Company expensed the grant date fair value upon issuance and recognized $0.5, $0.4 and $0.7 of related expense for the years ended September 30, 2014, 2013 and 2012, respectively.

	Stock-Settled Stock Appreciation Rights	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Term in Years	Aggregate Intrinsic Value
Outstanding at September 30, 2013	315,765	$23.84
Granted	30,000	54.06
Exercised	(78,909)	18.97
Forfeited	—	—
Expired	—	—
Outstanding at September 30, 2014	266,856	28.68	6.23	$2.0
Vested and expected to vest as of September 30, 2014	266,165	28.71	6.23	2.0
Exercisable at September 30, 2014	110,884	21.30	4.43	1.3

For SSARs granted to Company employees prior to the separation from Ralcorp, the assumptions used in the Black-Scholes model were based on Ralcorp’s history and stock characteristics. The following table provides the grant date fair value of each SSAR using the Black-Scholes valuation model, which uses assumptions of expected life (term), expected stock price volatility, risk-free interest rate, and expected dividends. The expected term is estimated based on the award’s vesting period and contractual term, along with historical exercise behavior on similar awards. Expected volatilities are based on historical volatility trends and other factors. The risk-free rate is the interpolated U.S. Treasury rate for a term equal to the expected term. The weighted average assumptions and grant date fair values for SSARs granted during fiscal years ended 2014, 2013 and 2012 are summarized in the table below.

	2014	2013	2012
Expected term (in years)	6.5	6.5	6.5
Expected stock price volatility	28.3%	29.4%	29.0%
Risk-free interest rate	1.92%	1.26%	1.20%
Expected dividends	0%	0%	0%
Fair value (per SSAR)	$17.69	$12.19	$9.96

Cash Settled Stock Appreciation Rights

	Cash-Settled Stock Appreciation Rights	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Term in Years	Aggregate Intrinsic Value
Outstanding at September 30, 2013	22,214	$18.10
Granted	—	—
Exercised	(1,586)	18.10
Forfeited	—	—
Expired	—	—
Outstanding at September 30, 2014	20,628	18.10	5.98	$0.3
Vested and expected to vest as of September 30, 2014	20,293	18.10	5.98	0.3
Exercisable at September 30, 2014	13,222	18.10	5.98	0.2

The fair value of each cash settled stock appreciation right (“SAR”) was estimated each reporting period using the Black-Scholes valuation model, which uses assumptions of expected life (term), expected stock price volatility, risk-free interest rate, and expected dividends. The expected term is estimated based on the award’s vesting period and contractual term, along with historical exercise behavior on similar awards. Expected volatilities are based on historical volatility trends and other factors. The risk-free rate is the interpolated U.S. Treasury rate for a term equal to the expected term. Although no SARs were granted to Post employees during the fiscal years ended September 30, 2014, 2013 and 2012, the following table presents the assumptions used to remeasure the fair value of outstanding SARs at those dates.

	2014	2013	2012
Expected term	2.5	3.5	4.5
Expected stock price volatility	27.6%	27.6%	30.5%
Risk-free interest rate	0.83%	0.82%	0.70%
Expected dividends	0%	0%	0%
Fair value (per right)	$15.80	$23.09	$14.15

Stock Options

	Stock Options	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Term in Years	Aggregate Intrinsic Value
Outstanding at September 30, 2013	2,120,000	$31.62
Granted	900,000	40.30
Exercised	—	—
Forfeited	—	—
Expired	—	—
Outstanding at September 30, 2014	3,020,000	34.21	8.12	$3.5
Vested and expected to vest as of September 30, 2014	3,020,000	34.21	8.12	3.5
Exercisable at September 30, 2014	1,246,667	31.32	7.67	2.3

The fair value of each stock option was estimated on the date of grant using the Black-Scholes valuation model, which uses assumptions of expected life (term), expected stock price volatility, risk-free interest rate, and expected dividends. The Company uses the simplified method for estimating a stock option term as it does not have sufficient historical share options exercise experience upon which to estimate an expected term. The expected term is estimated based on the award’s vesting period and contractual term, along with historical exercise behavior on similar awards. Expected volatilities are based on historical volatility trends and other factors. The risk-free rate is the interpolated U.S. Treasury rate for a term equal to the expected term. The weighted average assumptions and fair values for stock options granted during the years ended September 31, 2014, 2013 and 2012 are summarized in the table below.

	2014	2013	2012
Expected term	5.2	7.8	4.8
Expected stock price volatility	26.11%	28.32%	30.24%
Risk-free interest rate	1.48%	1.19%	0.77%
Expected dividends	0%	0%	0%
Fair value (per option)	$10.65	$11.54	$8.52

Restricted Stock Units

	Restricted Stock Units	Weighted Average Grant Date Fair Value Per Share
Nonvested at September 30, 2013	298,667	$31.75
Granted	57,000	40.30
Vested	(127,165)	31.38
Forfeited	—	—
Nonvested at September 30, 2014	228,502	34.09

The grant date fair value of each restricted stock award was determined based upon the closing price of the Company’s stock on the date of grant. Of the 127,165 RSUs that vested in fiscal 2014, 104,167 will be settled at a future date within 60 days after the holder of the RSUs is no longer an executive officer of the Company. Of the 120,833 RSUs that vested in fiscal 2013, 104,167 will be settled at a future date within 60 days after the holder of the RSUs is no longer an executive officer of the Company. The total vest date fair value of restricted stock units that vested during fiscal 2014 and 2013 was $6.3 and $5.3, respectively. No shares vested in 2012.
Cash Settled Restricted Stock Units

	Cash-Settled Restricted Stock Units	Weighted Average Grant Date Fair Value Per Share
Nonvested at September 30, 2013	144,253	$38.06
Granted	101,850	50.15
Vested	(45,822)	37.19
Forfeited	(25,668)	37.77
Nonvested at September 30, 2014	174,613	45.38

Cash settled restricted stock awards are liability awards and as such, their fair value is based upon the closing price of the Company’s stock for each reporting period, with the exception of 49,000 units that are valued at the greater of the closing stock price or the grant price of $51.43. Cash used by the Company to settle restricted stock units was $1.8 and $1.1 for the years ended September 30, 2014 and 2013, respectively. No such payments were made in 2012.
Deferred Compensation
Post provides for a deferred compensation plan for directors and key employees through which eligible participants may elect to defer payment of all or a portion of their compensation or bonus until some later date. Deferrals for employee participants may be made into Post common stock equivalents (Equity Option) or into a number of funds operated by The Vanguard Group Inc. with a variety of investment strategies and objectives (Vanguard Funds). Deferrals for director participants must be made into Post common stock equivalents and also receive a 33% matching contribution. Deferrals into the Equity Option are distributed in Post stock for employees and cash for directors, while deferrals into the Vanguard Funds are distributed in cash. There are no significant costs related to this deferred compensation plan. Post funds its deferred compensation liability (potential cash distributions) by investing in the Vanguard Funds in the same amounts as selected by the participating employees. Both realized and unrealized gains and losses on these investments are included in “Selling, general and administrative expenses” and offset the related change in the deferred compensation liability.